Financial Risk Factors and Risk Management - Foreign Currency Exchange Rate Risk Management (Details)	12 Months Ended
Dec. 31, 2019
Financial Risk Factors and Risk Management
Maximum derivative financial instruments hedge horizon and maturity	12 months
The timeframe of occurrence of hedged forecasted transactions and recognition in profit or loss	12 months